EQUITY PLANS - Nonvested Option Activity (Details) - Stock options - $ / shares	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016
Nonvested Options
Nonvested outstanding (in shares)	653,000	340,000	331,000
Granted (in shares)	199,000	440,000	165,000
Vested (in shares)	(273,000)	(109,000)	(132,000)
Forfeited (in shares)	(32,000)	(18,000)	(24,000)
Nonvested outstanding (in shares)	547,000	653,000	340,000
Nonvested Options, Weighted Average Grant-Date Fair Value
Nonvested (in dollars per share)	$ 4.75	$ 3.77	$ 3.37
Granted (in dollars per share)	12.23	6.15	4.92
Vested (in dollars per share)	6.68	7.82	3.67
Forfeited (in dollars per share)	15.65	9.81	3.94
Nonvested (in dollars per share)	$ 6.43	$ 4.75	$ 3.77